Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Millions	Common Stock	Treasury Stock, Common	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at beginning of the period at Dec. 31, 2014	$ 1,132	$ (3,923)	$ 4,347	$ (522)	$ 206	$ 1,240
Balance (in shares) at Dec. 31, 2014	663,236	(389,304)
Increase (Decrease) in Stockholders' Equity
Net earnings			281		22	303
Other comprehensive earnings, net of tax				(118)		(118)
Common dividends, net of tax benefits			(71)			(71)
Treasury stock purchases		$ (136)				(136)
Treasury stock purchases (in shares)		(3,532)
Treasury shares reissued		$ 23				23
Treasury shares reissued (in shares)		658
Shares issued and stock compensation for stock options and other stock plans, net of shares exchanged	$ 29					29
Shares issued and stock compensation for stock options and other stock plans, net of shares exchanged (in shares)	2,062
Tax benefit on option exercises	$ 21					21
Dividends paid to noncontrolling interests					(18)	(18)
Acquisition of noncontrolling interests	(220)	$ 403			(200)	(17)
Acquisition of noncontrolling interests (in shares)		11,460
Other activity		$ 5				5
Balance at end of the period at Dec. 31, 2015	$ 962	$ (3,628)	4,557	(640)	10	1,261
Balance (in shares) at Dec. 31, 2015	665,298	(380,718)
Increase (Decrease) in Stockholders' Equity
Net earnings			263		3	266
Other comprehensive earnings, net of tax				(301)	(1)	(302)
Common dividends, net of tax benefits			(81)			(81)
Treasury stock purchases		$ (107)				(107)
Treasury stock purchases (in shares)		(3,198)
Treasury shares reissued		$ 23				23
Treasury shares reissued (in shares)		640
Shares issued and stock compensation for stock options and other stock plans, net of shares exchanged	$ 54					54
Shares issued and stock compensation for stock options and other stock plans, net of shares exchanged (in shares)	3,206
Tax benefit on option exercises	$ 22					22
Acquisition of Rexam		$ 2,302			94	2,396
Acquisition of Rexam (in shares)		64,502
Other activity		$ 9				9
Balance at end of the period at Dec. 31, 2016	$ 1,038	$ (1,401)	4,739	(941)	106	3,541
Balance (in shares) at Dec. 31, 2016	668,504	(318,774)
Increase (Decrease) in Stockholders' Equity
Net earnings			374		6	380
Other comprehensive earnings, net of tax				285	1	286
Common dividends, net of tax benefits			(126)			(126)
Treasury stock purchases		$ (103)				$ (103)
Treasury stock purchases (in shares)		(2,552)				(2,500)
Treasury shares reissued		$ 22				$ 22
Treasury shares reissued (in shares)		631
Shares issued and stock compensation for stock options and other stock plans, net of shares exchanged	$ 46					46
Shares issued and stock compensation for stock options and other stock plans, net of shares exchanged (in shares)	2,072
Dividends paid to noncontrolling interests					(5)	(5)
Other activity		$ 8			(3)	5
Balance at end of the period at Dec. 31, 2017	$ 1,084	$ (1,474)	$ 4,987	$ (656)	$ 105	$ 4,046
Balance (in shares) at Dec. 31, 2017	670,576	(320,695)